Capital and financial risk management - Net financial instruments - Derivative financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	€ 2,291	€ 2,702
Amounts presented in balance sheet	2,291	2,702
Cash collateral	(1,347)	(1,887)
Net amount	944	815
Collateral pledged as initial margin that does not offset against existing mark to market balances	613	370
Derivative financial liabilities
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Derivative financial liabilities, Gross amount	(1,906)	(1,524)
Derivative financial liabilities, Amounts presented in balance sheet	(1,906)	(1,524)
Derivative financial liabilities, Right of set off with derivative counterparties	1,146	899
Derivative financial liabilities, Cash collateral	1,010	741
Derivative financial liabilities, Net amount	250	116
Derivative financial assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Derivative financial assets, Gross amount	4,197	4,226
Derivative financial assets, Amounts presented in balance sheet	4,197	4,226
Derivative financial assets, Right of set off with derivative counterparties	(1,146)	(899)
Derivative financial assets, Cash collateral	(2,357)	(2,628)
Derivative financial assets, Net amount	€ 694	€ 699